Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.1%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	71,537,260	6,778,155

International Stock Fund (36.1%)
Vanguard Total International Stock Index Fund Investor Shares	233,554,100	4,530,950

U.S. Bond Fund (6.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	70,318,702	805,852

International Bond Fund (2.7%)
Vanguard Total International Bond Index Fund Admiral Shares	14,737,423	344,708
Total Investment Companies (Cost $9,512,262)		12,459,665
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $208,506)	2,085,225	208,523
Total Investments (100.8%) (Cost $9,720,768)		12,668,188
Other Assets and Liabilities—Net (-0.8%)		(99,123)
Net Assets (100%)		12,569,065
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	761	105,077	203
E-mini S&P 500 Index	March 2021	15	2,812	72
				275

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Institutional Target Retirement 2055 Fund

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

Sept. 30, 2020			Proceeds from		Change in		Capital Gain	Dec. 31, 2020
	Market	Purchases	Securities	Realized Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	174,323	NA1	NA1	—	—	36	—	208,523
Vanguard Total Bond Market II Index Fund
	709,266	142,961	41,191	166	(5,350)	3,570	7,007	805,852
Vanguard Total International Bond Index Fund
	318,351	24,275	—	—	2,082	754	522	344,708
Vanguard Total International Stock Index Fund
	3,873,901	114,447	72,693	(310)	615,605	42,750	—	4,530,950
Vanguard Total Stock Market Index Fund
	5,743,611	359,526	158,854	6,408	827,464	26,794	—	6,778,155
Total	10,819,452	641,209	272,738	6,264	1,439,801	73,904	7,529	12,668,188

1 Not applicable—purchases and sales are for temporary cash investment purposes.